Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Trade and Other Liabilities

All figures in £ millions	2024	2023
Current
Trade payables	273	317
Sales return liability	27	31
Deferred income	329	295
Interest payable	12	4
Accruals and other liabilities	413	628
	1,054	1,275

Non-current
Deferred income	62	73
Accruals and other liabilities	21	25
	83	98